Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002114044
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Hemab Therapeutics Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43250
Entity Tax Identification Number	41-4241952
Entity Address, Address Line One	101 Main Street
Entity Address, Address Line Two	Suite 1220
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	553-3952
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	COAG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false